FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial instrument assets recorded at fair value (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Derivative liabilities:
Obligations to transfer contingent consideration relating acquisition		$ 14,000
Unsplash Inc
Derivative liabilities:
Obligations to transfer contingent consideration relating acquisition	$ 14,500	14,000	$ 14,000
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term Loans	1,459,561	1,475,759		$ 1,507,053
Senior Notes	311,217	318,375		322,500
Contingent Consideration	14,470	14,039
Derivative liabilities:
Foreign currency exchange options				1,827
Interest rate swap contracts	1,857	13,759		31,325
Liabilities fair value	1,787,105	1,821,932		1,862,705
Level 2 | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term Loans	1,459,561	1,475,759		1,507,053
Senior Notes	311,217	318,375		322,500
Derivative liabilities:
Foreign currency exchange options				1,827
Interest rate swap contracts	1,857	13,759		31,325
Liabilities fair value	1,772,635	1,807,893		$ 1,862,705
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	14,470	14,039
Level 3 | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	14,470	14,039
Derivative liabilities:
Liabilities fair value	$ 14,470	$ 14,039